CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.6%
Iridium Communications Inc.	1,748,869	$63,413,990

Media - 0.9%
Integral Ad Science Holding Corp.	2,272,467	33,064,395	*

TOTAL COMMUNICATION SERVICES		96,478,385

CONSUMER DISCRETIONARY - 6.3%
Automobile Components - 1.2%
Fox Factory Holding Corp.	773,482	48,760,305	*

Hotels, Restaurants & Leisure - 3.3%
Dutch Bros Inc., Class A Shares	669,025	17,963,321	*
Wingstop Inc.	392,898	110,447,557

Total Hotels, Restaurants & Leisure		128,410,878

Household Durables - 0.5%
Installed Building Products Inc.	93,958	18,307,717

Specialty Retail - 1.3%
National Vision Holdings Inc.	2,670,000	50,756,700	*

TOTAL CONSUMER DISCRETIONARY		246,235,600

CONSUMER STAPLES - 8.9%
Consumer Staples Distribution & Retail - 8.1%
BJ’s Wholesale Club Holdings Inc.	1,423,226	91,570,361	*
Casey’s General Stores Inc.	406,989	110,440,535
Grocery Outlet Holding Corp.	2,266,682	56,168,380	*
Performance Food Group Co.	752,396	54,684,141	*

Total Consumer Staples Distribution & Retail		312,863,417

Food Products - 0.3%
Calavo Growers Inc.	498,073	12,994,724

Personal Care Products - 0.5%
e.l.f. Beauty Inc.	113,591	18,121,172	*
Oddity Tech Ltd., Class A Shares	33,822	1,396,849	*

Total Personal Care Products		19,518,021

TOTAL CONSUMER STAPLES		345,376,162

ENERGY - 4.2%
Energy Equipment & Services - 3.2%
Cactus Inc., Class A Shares	1,561,834	66,284,235
ChampionX Corp.	2,100,612	57,577,775

Total Energy Equipment & Services		123,862,010

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report	1

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.0%
Matador Resources Co.	730,573	$40,101,152

TOTAL ENERGY		163,963,162

FINANCIALS - 7.7%
Capital Markets - 4.4%
Hamilton Lane Inc., Class A Shares	924,962	107,240,094
PJT Partners Inc., Class A Shares	686,910	66,060,135

Total Capital Markets		173,300,229

Financial Services - 2.8%
NMI Holdings Inc., Class A Shares	577,872	18,445,674	*
Shift4 Payments Inc., Class A Shares	1,263,060	90,700,339	*

Total Financial Services		109,146,013

Insurance - 0.5%
Trupanion Inc.	664,785	18,082,152	*

TOTAL FINANCIALS		300,528,394

HEALTH CARE - 19.9%
Biotechnology - 1.3%
Biohaven Ltd.	332,550	14,791,824	*
Insmed Inc.	284,700	7,914,660	*
Mirum Pharmaceuticals Inc.	188,293	4,982,233	*
Ultragenyx Pharmaceutical Inc.	529,271	23,346,144	*

Total Biotechnology		51,034,861

Health Care Equipment & Supplies - 5.3%
Inari Medical Inc.	189,184	10,774,029	*
Insulet Corp.	138,508	26,437,022	*
Integra LifeSciences Holdings Corp.	1,262,158	50,675,643	*
Lantheus Holdings Inc.	218,816	11,363,115	*
Omnicell Inc.	202,169	6,503,777	*
Penumbra Inc.	392,421	98,964,652	*

Total Health Care Equipment & Supplies		204,718,238

Health Care Providers & Services - 5.8%
HealthEquity Inc.	844,049	63,793,223	*
Progyny Inc.	2,022,765	77,047,119	*
Surgery Partners Inc.	2,705,006	83,016,634	*

Total Health Care Providers & Services		223,856,976

Health Care Technology - 1.6%
Certara Inc.	3,194,118	51,616,947	*
Definitive Healthcare Corp.	1,303,818	11,082,453	*

Total Health Care Technology		62,699,400

Life Sciences Tools & Services - 3.8%
Azenta Inc.	734,645	47,898,854	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Growth Fund 2024 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - (continued)
CryoPort Inc.	969,461	$14,066,879	*
ICON PLC	269,508	70,306,552	*
Medpace Holdings Inc.	54,516	15,895,775	*

Total Life Sciences Tools & Services		148,168,060

Pharmaceuticals - 2.1%
Intra-Cellular Therapies Inc.	805,724	54,257,454	*
Pacira BioSciences Inc.	900,693	29,353,585	*

Total Pharmaceuticals		83,611,039

TOTAL HEALTH CARE		774,088,574

INDUSTRIALS - 21.8%
Aerospace & Defense - 1.5%
BWX Technologies Inc.	309,179	25,191,905
Moog Inc., Class A Shares	226,655	31,686,369

Total Aerospace & Defense		56,878,274

Air Freight & Logistics - 1.9%
Forward Air Corp.	192,308	8,525,014
GXO Logistics Inc.	1,199,169	65,210,810	*

Total Air Freight & Logistics		73,735,824

Building Products - 4.7%
Hayward Holdings Inc.	1,474,026	18,454,805	*
Masonite International Corp.	375,715	34,584,566	*
Trex Co. Inc.	1,575,297	128,355,200	*

Total Building Products		181,394,571

Electrical Equipment - 1.7%
Bloom Energy Corp., Class A Shares	2,483,062	28,108,262	*
Shoals Technologies Group Inc., Class A Shares	2,855,900	37,612,203	*

Total Electrical Equipment		65,720,465

Ground Transportation - 1.7%
XPO Inc.	771,381	65,906,792	*

Machinery - 5.5%
Albany International Corp., Class A Shares	447,871	39,820,211
RBC Bearings Inc.	434,190	116,597,382	*
Tennant Co.	623,171	58,902,123

Total Machinery		215,319,716

Professional Services - 1.4%
Paycor HCM Inc.	2,801,268	54,428,637	*

Trading Companies & Distributors - 3.4%
H&E Equipment Services Inc.	1,467,455	78,934,405

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report	3

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
McGrath RentCorp.	232,065	$29,158,967
Xometry Inc., Class A Shares	803,696	25,862,937	*

Total Trading Companies & Distributors		133,956,309

TOTAL INDUSTRIALS		847,340,588

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 0.7%
Viavi Solutions Inc.	2,706,872	26,608,552	*

Electronic Equipment, Instruments & Components - 1.9%
Brain Corp.	598,883	3,285,545	*(a)(b)(c)
nLight Inc.	819,230	10,633,606	*
Novanta Inc.	144,451	22,324,902	*
OSI Systems Inc.	300,837	38,516,161	*

Total Electronic Equipment, Instruments & Components		74,760,214

IT Services - 2.0%
Wix.com Ltd.	610,005	77,397,434	*

Semiconductors & Semiconductor Equipment - 5.1%
Allegro MicroSystems Inc.	2,200,338	57,076,768	*
Lattice Semiconductor Corp.	1,173,603	71,425,479	*
Monolithic Power Systems Inc.	112,827	68,003,089

Total Semiconductors & Semiconductor Equipment		196,505,336

Software - 15.6%
Aspen Technology Inc.	265,846	51,039,774	*
Blackbaud Inc.	240,069	19,426,383	*
Envestnet Inc.	933,455	47,699,550	*
Intapp Inc.	250,472	10,790,334	*
Jamf Holding Corp.	1,587,901	29,439,685	*
Klaviyo Inc.	802,521	20,745,168	*(a)(c)
Klaviyo Inc., Class A Shares	455,178	11,766,351	*
Model N Inc.	1,931,172	52,045,085	*
nCino Inc.	942,962	29,684,444	*
PagerDuty Inc.	3,064,964	72,578,348	*
Qualys Inc.	236,017	44,647,336	*
Sprout Social Inc., Class A Shares	1,506,175	92,373,713	*
Varonis Systems Inc.	2,263,354	101,579,327	*
Zeta Global Holdings Corp., Class A Shares	2,344,927	22,698,893	*

Total Software		606,514,391

TOTAL INFORMATION TECHNOLOGY		981,785,927

MATERIALS - 2.6%
Chemicals - 2.6%
Arcadium Lithium PLC	1,972,640	9,646,210	*

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Growth Fund 2024 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Chemicals - (continued)
Balchem Corp.		402,766	$56,451,682
Element Solutions Inc.		1,581,175	35,149,520

TOTAL MATERIALS			101,247,412

TOTAL COMMON STOCKS (Cost - $2,744,995,215)			3,857,044,204

	RATE
PREFERRED STOCKS - 0.4%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—	2,075,035	4,150,562	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	2,020,449	*(a)(b)(c)

TOTAL HEALTH CARE			6,171,011

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Brain Corp.	—	1,923,387	10,551,936	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $18,797,220)			16,722,947

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,763,792,435)			3,873,767,151

SHORT-TERM INVESTMENTS - 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.181%	11,451,166	11,451,166	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.277%	11,451,166	11,451,166	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,902,332)			22,902,332

TOTAL INVESTMENTS - 100.2% (Cost - $2,786,694,767)			3,896,669,483
Liabilities in Excess of Other Assets - (0.2)%			(9,509,110)

TOTAL NET ASSETS - 100.0%			$3,887,160,373

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $11,451,166 and the cost was $11,451,166 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

6	ClearBridge Small Cap Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Small Cap Growth Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Information Technology	$957,755,214	$20,745,168	$3,285,545	$981,785,927
Other Common Stocks	2,875,258,277	—	—	2,875,258,277
Preferred Stocks:
Health Care	—	—	6,171,011	6,171,011
Information Technology	—	—	10,551,936	10,551,936

Total Long-Term Investments	3,833,013,491	20,745,168	20,008,492	3,873,767,151

Short-Term Investments†	22,902,332	—	—	22,902,332

Total Investments	$3,855,915,823	$20,745,168	$20,008,492	$3,896,669,483

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended January 31, 2024. The following transactions were effected in such companies for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Model N Inc.*	$47,012,569	—	—	$631,496	19,557
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	33,919,289	$53,759,565	53,759,565	76,227,688	76,227,688

	$80,931,858	$53,759,565		$76,859,184

8	ClearBridge Small Cap Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Model N Inc.*	$(88,202)	—	$5,664,012	$52,045,085
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$79,228	—	11,451,166

	$(88,202)	$79,228	$5,664,012	$63,496,251

*	This security is no longer an affiliated company.

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$3,285,545	$5.49	0.08%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	10,551,936	5.49	0.27
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	4,150,562	2.00	0.11
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	5/21	2,923,298	2,020,449	5.60	0.05
Klaviyo Inc., Common Shares	802,521	5/21	26,789,306	20,745,168	25.85	0.54

			$48,203,645	$40,753,660		1.05%

ClearBridge Small Cap Growth Fund 2024 Quarterly Report	9